Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	407,332	$5,012,770
Endeavour Group Ltd./Australia	386,000	2,019,355
Treasury Wine Estates Ltd.	223,875	1,755,674
Woolworths Group Ltd.	370,058	9,089,491
		17,877,290
Belgium — 1.3%
Anheuser-Busch InBev SA/NV	264,790	14,259,454
Brazil — 0.4%
Ambev SA, ADR	1,341,322	3,366,718
BRF SA, ADR(a)	233,597	598,009
Natura & Co. Holding SA	264,042	677,076
		4,641,803
Canada — 2.0%
Alimentation Couche-Tard Inc.	248,563	9,695,733
George Weston Ltd.	21,450	2,505,777
Loblaw Companies Ltd.	49,736	4,485,591
Metro Inc.	73,111	3,924,207
Saputo Inc.	74,481	1,624,209
		22,235,517
Chile — 0.1%
Cencosud SA	427,231	543,787
Denmark — 0.4%
Carlsberg A/S, Class B	29,671	3,792,035
Finland — 0.2%
Kesko OYJ, Class B	83,262	1,970,462
France — 4.7%
Carrefour SA	184,046	3,267,055
Danone SA	205,626	11,515,506
L’Oreal SA	71,932	24,975,174
Pernod Ricard SA	61,470	11,364,250
		51,121,985
Germany — 0.6%
Beiersdorf AG	29,958	3,074,207
HelloFresh SE(a)	52,408	1,709,794
Henkel AG & Co. KGaA	30,651	1,883,207
		6,667,208
Ireland — 0.4%
Kerry Group PLC, Class A	46,921	4,487,148
Japan — 5.3%
Aeon Co. Ltd.	265,817	4,617,273
Ajinomoto Co. Inc.	163,600	3,989,486
Asahi Group Holdings Ltd.	154,498	5,080,723
Japan Tobacco Inc.	335,000	5,805,140
Kao Corp.	144,500	5,859,397
Kikkoman Corp.	58,900	3,134,472
Kirin Holdings Co. Ltd.	253,096	3,998,166
MEIJI Holdings Co. Ltd.	42,900	2,108,013
Nissin Foods Holdings Co. Ltd.	24,800	1,712,965
Seven & i Holdings Co. Ltd.	243,037	9,429,927
Shiseido Co. Ltd.	121,800	4,909,415
Unicharm Corp.	136,500	4,580,560
Yakult Honsha Co. Ltd.	48,420	2,792,838
		58,018,375
Security	Shares	Value

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	559,653	$3,778,239
Wal-Mart de Mexico SAB de CV	1,543,682	5,322,035
		9,100,274
Netherlands — 1.6%
Heineken Holding NV	30,729	2,232,296
Heineken NV	71,992	6,552,826
Koninklijke Ahold Delhaize NV	318,787	8,297,709
		17,082,831
Norway — 0.5%
Mowi ASA	134,170	3,068,156
Orkla ASA	231,456	1,854,124
		4,922,280
Sweden — 0.9%
Essity AB, Class B	183,698	4,801,969
Swedish Match AB	464,896	4,743,120
		9,545,089
Switzerland — 9.3%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	325	3,309,162
Chocoladefabriken Lindt & Spruengli AG, Registered	33	3,460,221
Nestle SA, Registered	807,173	94,336,470
		101,105,853
United Kingdom — 12.4%
Associated British Foods PLC	108,601	2,095,518
British American Tobacco PLC	696,469	29,853,629
Diageo PLC	710,731	30,698,392
Imperial Brands PLC	289,421	6,479,475
J Sainsbury PLC	537,540	1,337,755
Marks & Spencer Group PLC(a)	604,523	1,002,924
Ocado Group PLC(a)	218,702	2,084,824
Reckitt Benckiser Group PLC	224,533	16,887,638
Tesco PLC	2,331,946	7,267,749
Unilever PLC	801,524	36,533,297
		134,241,201
United States — 56.7%
Altria Group Inc.	551,946	23,054,784
Archer-Daniels-Midland Co.	171,541	13,311,582
Brown-Forman Corp., Class B, NVS	55,720	3,909,315
Campbell Soup Co.	61,393	2,949,934
Church & Dwight Co. Inc.	74,006	6,857,396
Clorox Co. (The)	37,518	5,289,288
Coca-Cola Co. (The)	866,521	54,512,836
Colgate-Palmolive Co.	255,446	20,471,442
Conagra Brands Inc.	146,290	5,008,970
Constellation Brands Inc., Class A	49,615	11,563,272
Costco Wholesale Corp.	105,747	50,682,422
Estee Lauder Companies Inc. (The), Class A	70,662	17,995,491
General Mills Inc.	183,584	13,851,413
Hershey Co. (The)	44,504	9,575,481
Hormel Foods Corp.	86,391	4,091,478
JM Smucker Co. (The)	33,060	4,232,011
Kellogg Co.	77,249	5,510,944
Keurig Dr Pepper Inc.	224,871	7,958,185
Kimberly-Clark Corp.	102,711	13,881,392
Kraft Heinz Co. (The)	216,409	8,253,839
Kroger Co. (The)	199,995	9,465,763
Lamb Weston Holdings Inc.	44,034	3,146,670
McCormick & Co. Inc./MD, NVS	76,278	6,350,143
Molson Coors Beverage Co., Class B	57,129	3,114,102

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mondelez International Inc., Class A	421,890	$26,195,150
Monster Beverage Corp.(a)	114,640	10,627,128
PepsiCo Inc.	298,612	49,766,676
Philip Morris International Inc.	472,549	46,659,488
Procter & Gamble Co. (The)	687,974	98,923,781
Sysco Corp.	155,314	13,156,649
Tyson Foods Inc., Class A	88,874	7,648,496
Walgreens Boots Alliance Inc.	218,556	8,283,272
Walmart Inc.	404,653	49,197,712
		615,496,505
Total Common Stocks — 99.2%
(Cost: $1,094,558,502)		1,077,109,097

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	54,155	3,351,142

Total Preferred Stocks — 0.3%
(Cost: $5,291,864)		3,351,142

Total Long-Term Investments — 99.5%
(Cost: $1,099,850,366)		1,080,460,239
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	1,080,000	$1,080,000

Total Short-Term Securities — 0.1%
(Cost: $1,080,000)		1,080,000

Total Investments in Securities — 99.6%
(Cost: $1,100,930,366)		1,081,540,239

Other Assets Less Liabilities — 0.4%		4,614,719

Net Assets — 100.0%		$1,086,154,958

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$404,159	$—	$(404,276	)(b)	$136	$(19)	$—	—	$1,002	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	—	(310,000	)(b)	—	—	1,080,000	1,080,000	2,558		—
					$136	$(19)	$1,080,000		$3,560		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	58	09/16/22	$4,221	$58,808
Euro STOXX 50 Index	7	09/16/22	253	(3,249)
FTSE 100 Index	11	09/16/22	956	(5,851)
				$49,708

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$655,478,107	$421,630,990	$—	$1,077,109,097
Preferred Stocks	—	3,351,142	—	3,351,142
Money Market Funds	1,080,000	—	—	1,080,000
	$656,558,107	$424,982,132	$—	$1,081,540,239
Derivative financial instruments(a)
Assets
Futures Contracts	$58,808	$—	$—	$58,808
Liabilities
Futures Contracts	—	(9,100)	—	(9,100)
	$58,808	$(9,100)	$—	$49,708

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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